Receivables (Tables)	3 Months Ended
Mar. 31, 2015
Receivables [Abstract]
Summary of Financing Receivables

A summary of financing receivables as of March 31, 2015 and December 31, 2014 is as follows:

	March 31, 2015	December 31, 2014
	(in millions)
Retail	$10,910	$11,978
Wholesale	8,611	9,400
Other	50	94
	$19,571	$21,472

Summary of Aging of Receivables

The aging of financing receivables as of March 31, 2015 and December 31, 2014 is as follows (in millions):

	March 31, 2015
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
NAFTA	$18	$—	$—	$18	$8,215	$8,233	$21	$8,254
EMEA	12	10	—	22	609	631	—	631
LATAM	—	—	—	—	1,532	1,532	41	1,573
APAC	3	2	1	6	445	451	1	452
Total Retail	$33	$12	$1	$46	$10,801	$10,847	$63	$10,910
Wholesale
NAFTA	$2	$—	$—	$2	$4,040	$4,042	$45	$4,087
EMEA	48	1	—	49	3,392	3,441	—	3,441
LATAM	6	—	—	6	652	658	—	658
APAC	44	1	31	76	307	383	42	425
Total Wholesale	$100	$2	$31	$133	$8,391	$8,524	$87	$8,611

	December 31, 2014
	30-59 Days Past Due	60-89 Days Past Due		Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
NAFTA	$31	$2		$—	$33	$8,596	$8,629	$10	$8,639
EMEA	14	8		—	22	881	903	58	961
LATAM	3	—	#	—	3	1,762	1,765	37	1,802
APAC	2	—		2	4	572	576	—	576
Total Retail	$50	$10		$2	$62	$11,811	$11,873	$105	$11,978
Wholesale
NAFTA	$1	$—	#	$—	$1	$4,079	$4,080	$52	$4,132
EMEA	72	4		—	76	3,874	3,950	6	3,956
LATAM	1	—	#	—	1	861	862	—	862
APAC	16	3		30	49	372	421	29	450
Total Wholesale	$90	$7		$30	$127	$9,186	$9,313	$87	$9,400

Allowance for Credit Losses Activity

Allowance for credit losses activity for the three months ended March 31, 2015 and 2014 is as follows:

	March 31, 2015
	Retail	Wholesale	Other	Total
Opening Balance	$468	$182	$—	$650
Provision	13	11	—	24
Charge-offs, net of recoveries	(12)	(2)	—	(14)
Foreign Currency Translation and Other	(49)	(19)	—	(68)
Ending Balance	420	172	—	592
Ending Balance: Individually Evaluated for Impairment	207	113	—	320
Ending Balance: Collectively Evaluated for Impairment	213	59	—	272
Receivables:
Ending Balance	10,910	8,611	50	19,571
Ending Balance: Individually Evaluated for Impairment	447	714	—	1,161
Ending Balance: Collectively Evaluated for Impairment	$10,463	$7,897	$50	$18,410

	March 31, 2014
	Retail	Wholesale	Other	Total
Opening Balance	$613	$112	$1	$726
Provision	20	2	1	23
Charge-offs, net of recoveries	(23)	(9)	(1)	(33)
Foreign Currency Translation and Other	(64)	48	6	(10)
Ending Balance	546	153	7	706
Ending Balance: Individually Evaluated for Impairment	288	121	—	409
Ending Balance: Collectively Evaluated for Impairment	258	32	7	297
Receivables:
Ending Balance	12,485	9,522	141	22,148
Ending Balance: Individually Evaluated for Impairment	546	707	—	1,253
Ending Balance: Collectively Evaluated for Impairment	$11,939	$8,815	$141	$20,895

Allowance for credit losses activity for the year ended December 31, 2014 is as follows:

	December 31, 2014
	Retail	Wholesale	Other	Total
Opening Balance	$613	$112	$1	$726
Provision	86	71	2	159
Charge-offs, net of recoveries	(135)	(24)	(2)	(161)
Foreign Currency Translation and Other	(96)	23	(1)	(74)
Ending Balance	468	182	—	650
Ending Balance: Individually Evaluated for Impairment	233	115	—	348
Ending Balance: Collectively Evaluated for Impairment	235	67	—	302
Receivables:
Ending Balance	11,978	9,400	94	21,472
Ending Balance: Individually Evaluated for Impairment	484	758	—	1,242
Ending Balance: Collectively Evaluated for Impairment	$11,494	$8,642	$94	$20,230

Summary of Financing Receivable Impairment

Financing receivables are considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, or have provided bankruptcy notification, or require significant collection efforts. Receivables, which are impaired, are generally classified as non-performing.

	March 31, 2015				December 31, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With no related allowance
Retail
NAFTA	$25	$25	$—	$25	$24	$24	$—	$22
EMEA	$73	$73	$—	$71	$91	$91	$—	$95
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
Wholesale
NAFTA	$6	$5	$—	$6	$12	$12	$—	$21
EMEA	$31	$31	$—	$37	$35	$35	$—	$39
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$37	$36	$13	$38	$33	$32	$13	$34
EMEA	$293	$293	$189	$302	$311	$311	$212	$312
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$19	$19	$5	$19	$25	$25	$8	$26
Wholesale
NAFTA	$48	$48	$3	$51	$60	$60	$3	$63
EMEA	$593	$593	$98	$679	$608	$608	$98	$708
LATAM	$20	$17	$6	$16	$25	$20	$8	$20
APAC	$16	$16	$6	$16	$18	$18	$6	$13
Total
Retail	$447	$446	$207	$455	$484	$483	$233	$489
Wholesale	$714	$710	$113	$805	$758	$753	$115	$864

Carrying Amount of Restricted Assets Included In Financing Receivables

At March 31, 2015 and December 31, 2014, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	March 31, 2015	December 31, 2014
Retail note and finance lease receivables	$8,418	$8,718
Wholesale receivables	5,465	6,005
Total	$13,883	$14,723